Pensions and other post retirement benefits - Amounts recognized in consolidated statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ (953)	£ (218)	£ (263)
Liabilities	(2,802)	(1,785)	(1,672)
Assets	1,849	1,567	1,409
Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(24,281)	(24,609)	(23,747)
Fair value of plan assets	23,748	24,793	23,858
Funding surplus/(deficit)	(533)	184	111
Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(345)	(330)	(307)
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	(75)	(72)	(67)
UK | Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	14,364	15,507	15,330
Funding surplus/(deficit)	1,520	1,231	1,104
Other post-employment liabilities	0	0	0
Liabilities	(69)	(76)	(74)
Assets	1,589	1,307	1,178
UK | Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(12,775)	(14,200)	(14,152)
Fair value of plan assets	14,364	15,507	15,330
Funding surplus/(deficit)	1,589	1,307	1,178
UK | Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(69)	(76)	(74)
US | Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	6,972	6,646	6,030
Funding surplus/(deficit)	(1,113)	(509)	(552)
Other post-employment liabilities	0	0	0
Liabilities	(1,373)	(769)	(783)
Assets	260	260	231
US | Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(7,809)	(6,901)	(6,349)
Fair value of plan assets	6,972	6,646	6,030
Funding surplus/(deficit)	(837)	(255)	(319)
US | Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(276)	(254)	(233)
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,412	2,640	2,498
Funding surplus/(deficit)	(1,360)	(940)	(815)
Other post-employment liabilities	(75)	(72)	(67)
Liabilities	(1,360)	(940)	(815)
Assets	0	0	0
US | Other post-retirement benefits | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(3,697)	(3,508)	(3,246)
Fair value of plan assets	2,412	2,640	2,498
Funding surplus/(deficit)	(1,285)	(868)	(748)
US | Other post-retirement benefits | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	£ 0	£ 0	£ 0